CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,038	$ 4,966	$ 9,848	$ 9,948
Cost of sales	2,161	2,064	4,180	4,210
Gross profit	2,877	2,902	5,668	5,738
Research and development expenses	375	386	764	718
Selling and marketing expenses	952	860	1,791	1,782
General and administrative expenses	311	325	615	632
Impairments restructuring and others	712	285	831	584
Legal Settlements And Loss Contingencies	166	384	141	611
Operating income	361	662	1,526	1,411
Financial expenses - net	105	41	403	233
Income before income taxes	256	621	1,123	1,178
Income taxes	29	88	257	192
Share in (profits) losses of associated companies net	(15)	(6)	(9)	3
Net income	242	539	875	983
Net loss attributable to non-controlling interests	(12)	0	(15)	(2)
Net income attributable to Teva	254	539	890	985
Dividends on preferred shares.	66	0	132	0
Net income attributable to ordinary shareholders	$ 188	$ 539	$ 758	$ 985
Weighted average number of shares (in millions):
Basic	914	849	914	850
Diluted	920	859	922	859
Earnings per share attributable to ordinary shareholders:
Basic	$ 0.21	$ 0.64	$ 0.83	$ 1.16
Diluted	$ 0.20	$ 0.63	$ 0.82	$ 1.15